SECURITY DEPOSIT	2 Months Ended
Mar. 31, 2024
Deposit Assets Disclosure [Abstract]
SECURITY DEPOSIT [Text Block]

9. SECURITY DEPOSIT

Security deposit consisted of a deposit with the Alberta Energy Regulator ("AER") under the AER's Liability Management programs to cover potential liabilities relating to its wells. On January 19, 2024, the AER claimed $50,285 (C$67,367) to pay costs to the Orphan Well Association. The Company confirmed that the Orphan Well Association has completed its reclamation work and that the site has been fully remediated with no further work required. As a result, the associated reclamation obligation with a balance of $52,474 (C$70,300) was extinguished and a gain of $2,189 (C$2,933) was recorded in other income for the year ended January 31, 2024. As at March 31, 2024 and January 31, 2024, the security deposit and the reclamation obligation had a balance of $nil.